Earnings (Loss) per Common Share - Schedule of Earnings per Common Share (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock awards not included in the computation of diluted earnings per share	5	4	6